Equipment, Net (Details) 10-Q - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 7,889,014		$ 7,889,014		$ 443,180	$ 3,957
Less: Accumulated depreciation and amortization	(95,244)		(95,244)		(9,376)	(823)
Total property and equipment, net	7,793,770		7,793,770		433,804	3,134
Depreciation and amortization expense	69,207	$ 995	85,868	$ 1,193	8,553	759
Athletic Competition Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	5,250,839		5,250,839		0
Capitalized Software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	2,255,383		2,255,383		0
Fitness equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	289,147		289,147		198,468	0
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	84,245		84,245		48,045	3,957
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	9,400		9,400		0
Construction in process
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 0		$ 0		$ 196,667	$ 0